Long-Term Investments (Details) - Schedule of statements of operation - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BioFirst [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 26,693	$ 257,235
Gross profit	8,348	10,121
Net loss	(2,276,892)	(5,401,074)
Share of losses from investments accounted for using the equity method	(269,844)	(1,168,733)
Rgene [Member]
Condensed Income Statements, Captions [Line Items]
Net sales		16,595
Gross profit		(335,735)
Net loss	(576,514)	(641,636)
Share of losses from investments accounted for using the equity method